Consolidated Statements of Operations (Parenthetical) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation	$ 716	$ 326	$ 1,451	$ 1,019
Research and development
Share-based Compensation	375	164	725	519	$ 671	$ 787
General and administrative
Share-based Compensation	$ 341	$ 162	$ 726	$ 500	$ 1,404	$ 736